Schedule of Income Taxes Expenses (Details) - Applied Digital Cloud Corporation [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Current expense (benefit)
Federal
Foreign
State
Total current expense
Deferred expense (benefit)
Federal
Foreign
State
Total deferred (benefit) expense
Total income tax (benefit) expense